Financial Instruments with Off Balance Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit [Member]
Summary of the Corporation's commitments
Fair value off balance sheet	$ 37,702	$ 33,309
Standby letters of credit [Member]
Summary of the Corporation's commitments
Fair value off balance sheet	$ 241	$ 110